Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of the following:

	December 31,
	2018	2019
	RMB	RMB	US$
Prepayments	188,481	216,809	31,143
Rental and other deposits	6,646	19,329	2,776
Interest receivable	8,030	18,269	2,624
Staff advances	5,444	4,040	580
Receivables from third-party payment platform	5,793	10,348	1,486
Other receivables	35,583	33,490	4,812

	249,977	302,285	43,421

Prepayments primarily include prepaid VAT and surcharges, prepaid promotional expenses and service fee.